Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Comprehensive Income / (Loss) [Member]	Accumulated Incomes / (Losses) [Member]	NonControlling Interest [Member]	Total
Balance at Jan. 19, 2016	$ 10					$ 10
Balance, shares at Jan. 19, 2016	100,000
Issuance of share capital - Additional founder's shares at $0.0001 per share	$ 10,490					10,490
Issuance of share capital - Additional founder's shares at $0.0001 per share, share	104,900,000
Issuance of share capital - shares issued in private placement completed on December 2, 2016 at $0.10 per share	$ 85	84,915				85,000
Issuance of share capital - shares issued in private placement completed on December 2, 2016 at $0.10 per share, share	850,000
Issuance of share capital - share issued in private placement completed on February 28,2017 at $0.15 per share	$ 315	472,185				472,500
Issuance of share capital - share issued in private placement completed on February 28,2017 at $0.15 per share, share	3,150,000
Net loss				(234,862)		(234,862)
Foreign currency translation adjustment			6,566			6,566
Balance at Mar. 31, 2017	$ 10,900	557,100	6,566	(234,862)		330,648
Balance, shares at Mar. 31, 2017	109,000,000
Foreign currency translation adjustment			430	(9,486)		(9,056)
Balance at Apr. 02, 2017	$ 10,900	557,100	6,996	(244,348)		330,648
Balance, shares at Apr. 02, 2017	109,000,000
Balance at Mar. 31, 2017	$ 10,900	557,100	6,566	(234,862)		330,648
Balance, shares at Mar. 31, 2017	109,000,000
Net loss						(368,946)
Foreign currency translation adjustment						(33,741)
Balance at Mar. 31, 2018	$ 11,209	1,328,041	(26,761)	(613,294)	(2,612)	696,583
Balance, shares at Mar. 31, 2018	112,085,000
Balance at Apr. 02, 2017	$ 10,900	557,100	6,996	(244,348)		330,648
Balance, shares at Apr. 02, 2017	109,000,000
Shares issued in private placement at $0.25 per share	$ 309	770,941				771,250
Shares issued in private placement at $0.25 per share, shares	3,085,000
Acquisition of subsidiary					38	38
Net loss				(368,946)	(2,666)	(371,612)
Foreign currency translation adjustment			(33,757)		16	(33,741)
Balance at Mar. 31, 2018	$ 11,209	1,328,041	(26,761)	(613,294)	(2,612)	696,583
Balance, shares at Mar. 31, 2018	112,085,000
Net loss				(170,583)	(14,252)	(170,583)
Foreign currency translation adjustment			(32,083)		569	(31,514)
Balance at Dec. 31, 2018	$ 11,209	$ 1,328,041	$ (58,844)	$ (783,877)	$ (16,295)	$ 480,234
Balance, shares at Dec. 31, 2018	112,085,000